Fair Value of Financial Instruments (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Inputs, Level 1 [Member]
Assets
Cash	$ 191,125	$ 346,260
Marketable securities	0	0
Total Assets	191,125	346,260
Liabilities
Total Liabilities	0	0
Total	191,125	346,260
Fair Value, Inputs, Level 2 [Member]
Assets
Cash	0	0
Marketable securities	0	0
Total Assets	0	0
Liabilities
Total Liabilities	0	0
Total	0	0
Fair Value, Inputs, Level 3 [Member]
Assets
Cash	0	0
Marketable securities	0	0
Total Assets	0	0
Liabilities
Total Liabilities	0	0
Total	$ 0	$ 0